Supplemental Guarantor Financial Information	6 Months Ended
Jun. 26, 2011
Supplemental Guarantor Financial Information
Supplemental Guarantor Financial Information

20. SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

On December 15, 2010, the Company closed on the sale of $500.0 million of 7 7/8% Senior Notes due in 2018 (the "2018 Notes"). The 2018 Notes are unsecured obligations of the Company and are fully and unconditionally guaranteed on a senior unsecured basis by Pilgrim's Pride Corporation of West Virginia, Inc., a wholly owned subsidiary of the Company (the "Guarantor"). In accordance with Rule 3-10 of Regulation S-X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, result of operations and cash flows of the Company (referred to as "Parent" for purpose of this note only) on a Parent-only basis, the Guarantor on a Guarantor-only basis, the combined non-Guarantor subsidiaries and elimination entries necessary to arrive at the information for the Parent, the Guarantor and non-Guarantor subsidiaries on a consolidated basis and the Parent and subsidiaries on a consolidated basis. Investments in subsidiaries are accounted for by the Company using the equity method for this presentation.

The tables below present the condensed consolidating balance sheets as of June 26, 2011 and December 26, 2010, the condensed consolidating statements of operations for the thirteen and twenty-six weeks June 26, 2011 and June 27, 2010, and the condensed consolidating statements of cash flows for the twenty-six weeks ended June 26, 2011 and June 27, 2010 based on the guarantor structure.

CONDENSED CONSOLIDATING BALANCE SHEETS

June 26, 2011

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Cash and cash equivalents	$—	$—	$34,564	$—	$34,564
Restricted cash and cash equivalents	—	—	61,483	—	61,483
Investment in available-for-sale securities	—	—	824	—	824
Trade accounts and other receivables, less allowance for doubtful accounts	305,009	2,215	57,771	0	364,995
Account receivable from JBS USA, LLC	13,708	—	—	—	13,708
Inventories	821,766	22,482	122,819	—	967,067
Income taxes receivable	57,922	—	—	(87)	57,835
Current deferred tax assets	—	6,025	3,612	(6,025)	3,612
Prepaid expenses and other current assets	78,957	148	17,184	—	96,289
Assets held for sale	25,165	93	22,904	—	48,162

Total current assets	1,302,527	30,963	321,161	(6,112)	1,648,539
Investment in available-for-sale securities	—	—	12,224	—	12,224
Intercompany receivable	56,497	37,881	—	(94,378)
Investment in subsidiaries	353,632	—	—	(353,632)
Deferred tax assets	36,420	—	—	(4,117)	32,303
Other long-lived assets	62,115	—	182,689	(180,000)	64,804
Identified intangible assets, net	33,346	—	13,608	—	46,954
Property, plant and equipment, net	1,198,028	50,918	113,320	(3,888)	1,358,378

Total assets	$3,042,565	$119,762	$643,002	$(642,127)	$3,163,202

Accounts payable	$261,342	$9,821	$63,846	$—	$335,009
Account payable to JBS USA, LLC	13,073	—	—	—	13,073
Accrued expenses and other current liabilities	189,069	33,929	92,125	—	315,123
Income taxes payable	—	—	2,379	(87)	2,292
Current deferred tax liabilities	44,769	—	—	(6,025)	38,744
Current maturities of long-term debt	15,607	—	—	—	15,607

Total current liabilities	523,860	43,750	158,350	(6,112)	719,848
Long-term debt, less current maturities	1,473,280	—	—	(25,000)	1,448,280
Note payable to JBS USA Holdings, Inc.	50,000	—	—	—	50,000
Intercompany payable	—	—	94,378	(94,378)
Deferred tax liabilities	—	4,117	3,612	(4,117)	3,612
Other long-term liabilities	266,701	—	2,064	(155,000)	113,765

Total liabilities	2,313,841	47,867	258,404	(284,607)	2,335,505

Total Pilgrim's Pride Corporation stockholders' equity	728,724	71,895	381,788	(357,520)	824,887
Noncontrolling interest	—	—	2,810	—	2,810

Total stockholders' equity	728,724	71,895	384,598	(357,520)	827,697

Total liabilities and stockholders' equity	$3,042,565	$119,762	$643,002	$(642,127)	$3,163,202

CONDENSED CONSOLIDATING BALANCE SHEETS

December 26, 2010

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Cash and cash equivalents	$67,685	$—	$38,392	$—	$106,077
Restricted cash and cash equivalents	—	—	60,953	—	60,953
Investment in available-for-sale securities	—	—	1,554	—	1,554
Trade accounts and other receivables, less allowance for doubtful accounts	267,348	1,779	52,173	—	321,300
Account receivable from JBS USA, LLC	465	—	—	—	465
Inventories	905,215	20,668	103,371	—	1,029,254
Income taxes receivable	58,514	—	—	(49)	58,465
Current deferred tax assets	—	6,025	3,476	(6,025)	3,476
Prepaid expenses and other current assets	66,178	345	14,727	—	81,250
Assets held for sale	24,741	—	22,930	—	47,671

Total current assets	1,390,146	28,817	297,576	(6,074)	1,710,465
Investment in available-for-sale securities	—	—	11,595	—	11,595
Intercompany receivable	63,082	23,724	—	(86,806)	—
Investment in subsidiaries	337,762	—	—	(337,762)	—
Deferred tax assets	26,726	—	—	(4,117)	22,609
Other long-lived assets	64,371	—	182,772	(180,000)	67,143
Identified intangible assets, net	35,308	—	13,642	—	48,950
Property, plant and equipment, net	1,199,495	45,872	116,657	(3,888)	1,358,136

Total assets	$3,116,890	$98,413	$622,242	$(618,647)	$3,218,898

Accounts payable	$265,940	$7,398	$56,442	$—	$329,780
Account payable to JBS USA, LLC	7,212	—	—	—	7,212
Accrued expenses and other current liabilities	185,897	26,394	85,649	—	297,940
Income taxes payable	—	—	6,863	(49)	6,814
Current deferred tax liabilities	44,770	—	—	(6,025)	38,745
Current maturities of long-term debt	58,144	—	—	—	58,144

Total current liabilities	561,963	33,792	148,954	(6,074)	738,635
Long-term debt, less current maturities	1,306,160	—	—	(25,000)	1,281,160
Note payable to JBS USA Holdings, Inc.	—	—	—	—	—
Intercompany payable	—	—	86,806	(86,806)	—
Deferred tax liabilities	—	4,117	3,476	(4,117)	3,476
Other long-term liabilities	269,844	—	2,187	(155,000)	117,031

Total liabilities	2,137,967	37,909	241,423	(276,997)	2,140,302

Total Pilgrim's Pride Corporation stockholders' equity	978,923	60,504	374,886	(341,650)	1,072,663
Noncontrolling interest	—	—	5,933	—	5,933

Total stockholders' equity	978,923	60,504	380,819	(341,650)	1,078,596

Total liabilities and stockholders' equity	$3,116,890	$98,413	$622,242	$(618,647)	$3,218,898

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Thirteen weeks Ended June 26, 2011

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Net sales	$1,548,607	$119,650	$321,531	$(67,098)	$1,922,690
Costs and expenses:
Cost of sales	1,585,440	106,940	343,636	(67,098)	1,968,918
Operational restructuring charges, net	—	—	—	—	—

Gross profit (loss)	(36,833)	12,710	(22,105)	—	(46,228)
Selling, general and administrative expense	44,514	—	7,964	—	52,478
Goodwill impairment	—	—	—	—	—
Administrative restructuring charges, net	—	—	—	—	—

Total costs and expenses	1,629,954	106,940	351,600	(67,098)	2,021,396

Operating income (loss)	(81,347)	12,710	(30,069)	—	(98,706)
Other expenses (income):
Interest expense	27,312	—	114	—	27,426
Interest income	(52)	—	(226)	—	(278)
Loss on early extinguishment of debt	—	—	—	—	—
Miscellaneous, net	26,606	1,225	(29,480)	257	(1,392)

Total other expenses	53,866	1,225	(29,592)	257	25,756

Income (loss) from continuing operations before reorganization items and income taxes	(135,213)	11,485	(477)	(257)	(124,462)
Reorganization items, net	—	—	—	—	—

Income (loss) from continuing operations before income taxes	(135,213)	11,485	(477)	(257)	(124,462)
Income tax expense (benefit)	(1,222)	4,336	356	—	3,470

Income (loss) before equity in earnings of consolidated subsidiaries	(133,991)	7,149	(833)	(257)	(127,932)
Equity in earnings of consolidated subsidiaries	5,530	—	—	(5,530)	—

Net income (loss)	(128,461)	7,149	(833)	(5,787)	(127,932)
Less: Net income (loss) attributable to noncontrolling interest	—	—	209	—	209

Net income (loss) attributable to Pilgrim's Pride Corporation	$(128,461)	$7,149	$(1,042)	$(5,787)	$(128,141)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Thirteen Weeks Ended June 27, 2010

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Net sales	$1,385,731	$121,181	$294,128	$(93,472)	$1,707,568
Costs and expenses:
Cost of sales	1,266,005	114,091	288,453	(93,472)	1,575,077
Operational restructuring charges, net	—	—	—	—	—

Gross profit (loss)	119,726	7,090	5,675	—	132,491
Selling, general and administrative expense	60,098	59	3,561	—	63,718
Goodwill impairment	—	—	—	—	—
Administrative restructuring charges, net	13,302	—	3,580	—	16,882

Total costs and expenses	1,339,405	114,150	295,594	(93,472)	1,655,677

Operating income (loss)	46,326	7,031	(1,466)	—	51,891
Other expenses (income):
Interest expense	25,588	—	527	—	26,115
Interest income	(29)	—	(598)	—	(627)
Loss on early extinguishment of debt	—	—	—	—	—
Miscellaneous, net	22,460	1,092	(28,810)	754	(4,504)

Total other expenses	48,019	1,092	(28,881)	754	20,984

Income (loss) from continuing operations before reorganization items and income taxes	(1,693)	5,939	27,415	(754)	30,907
Reorganization items, net	(1,688)	—	(490)	—	(2,178)

Income (loss) from continuing operations before income taxes	(5)	5,939	27,905	(754)	33,085
Income tax expense (benefit)	(19,246)	2,242	15,501	—	(1,503)

Income (loss) before equity in earnings of consolidated subsidiaries	19,241	3,697	12,404	(754)	34,588
Equity in earnings of consolidated subsidiaries	3,784	—	—	(3,784)	—

Net income (loss)	23,025	3,697	12,404	(4,538)	34,588
Less: Net income (loss) attributable to noncontrolling interest	—	—	1,670	—	1,670

Net income (loss) attributable to Pilgrim's Pride Corporation	$23,025	$3,697	$10,734	$(4,538)	$32,918

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Twenty-Six Weeks Ended June 26, 2011

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Net sales	$3,091,277	$229,660	$645,154	$(150,925)	$3,815,166
Costs and expenses:
Cost of sales	3,174,896	209,011	681,522	(150,925)	3,914,504
Operational restructuring charges, net	—	—	—	—	—

Gross profit (loss)	(83,619)	20,649	(36,368)	—	(99,338)
Selling, general and administrative expense	90,092	—	16,052	—	106,144
Goodwill impairment	—	—	—	—	—
Administrative restructuring charges, net	—	—	—	—	—

Total costs and expenses	3,264,988	209,011	697,574	(150,925)	4,020,648

Operating income (loss)	(173,711)	20,649	(52,420)	—	(205,482)
Other expenses (income):
Interest expense	54,499	—	434	—	54,933
Interest income	(354)	—	(634)	—	(988)
Loss on early extinguishment of debt	—	—	—	—	—
Miscellaneous, net	51,583	2,352	(59,565)	432	(5,198)

Total other expenses	105,728	2,352	(59,765)	432	48,747

Income (loss) from continuing operations before reorganization items and income taxes	(279,439)	18,297	7,345	(432)	(254,229)
Reorganization items, net	—	—	—	—	—

Income (loss) from continuing operations before income taxes	(279,439)	18,297	7,345	(432)	(254,229)
Income tax expense (benefit)	(15,972)	6,907	2,663	—	(6,402)

Income (loss) before equity in earnings of consolidated subsidiaries	(263,467)	11,390	4,682	(432)	(247,827)
Equity in earnings of consolidated subsidiaries	12,902	—	—	(12,902)	—

Net income (loss)	(250,565)	11,390	4,682	(13,334)	(247,827)
Less: Net income (loss) attributable to noncontrolling interest	—	—	1,074	—	1,074

Net income (loss) attributable to Pilgrim's Pride Corporation	$(250,565)	$11,390	$3,608	$(13,334)	$(248,901)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Twenty-Six Weeks Ended June 27, 2010

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Net sales	$2,960,148	$18,386	$571,229	$(199,277)	$3,350,486
Costs and expenses:
Cost of sales	2,785,896	10,854	568,503	(199,277)	3,165,976
Operational restructuring charges, net	—	—	—	—	—

Gross profit (loss)	174,252	7,532	2,726	—	184,510
Selling, general and administrative expense	100,363	(279)	12,235	—	112,319
Goodwill impairment	—	—	—	—	—
Administrative restructuring charges, net	49,121	—	3,580	—	52,701

Total costs and expenses	2,935,380	10,575	584,318	(199,277)	3,330,996

Operating income (loss)	24,768	7,811	(13,089)	—	19,490
Other expenses (income):
Interest expense	52,961	—	1,574	—	54,535
Interest income	(55)	—	(1,119)	—	(1,174)
Loss on early extinguishment of debt	—	—	—	—	—
Miscellaneous, net	46,017	2,082	(56,042)	1,114	(6,829)

Total other expenses	98,923	2,082	(55,587)	1,114	46,532

Income (loss) from continuing operations before reorganization items and income taxes	(74,155)	5,729	42,498	(1,114)	(27,042)
Reorganization items, net	18,348	—	193	—	18,541

Income (loss) from continuing operations before income taxes	(92,503)	5,729	42,305	(1,114)	(45,583)
Income tax expense (benefit)	(55,706)	2,163	18,736	—	(34,807)

Income (loss) before equity in earnings of consolidated subsidiaries	(36,797)	3,566	23,569	(1,114)	(10,776)
Equity in earnings of consolidated subsidiaries	9,787	—	—	(9,787)	—

Net income (loss)	(27,010)	3,566	23,569	(10,901)	(10,776)
Less: Net income (loss) attributable to noncontrolling interest	—	—	1,853	—	1,853

Net income (loss) attributable to Pilgrim's Pride Corporation	$(27,010)	$3,566	$21,716	$(10,901)	$(12,629)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Twenty-Six Weeks Ended June 26, 2011

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Cash flows provided by (used in) operating activities:	(147,923)	7,740	443	(432)	(140,172)
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(91,020)	(7,746)	(4,386)	—	(103,152)
Purchases of investment securities	—	—	(3,383)	—	(3,383)
Proceeds from sale or maturity of investment securities	—	—	2,634	—	2,634
Proceeds from property sales and disposals	3,799	6	1,072	—	4,877

Cash used in investing activities	(87,221)	(7,740)	(4,063)	—	(99,024)
Cash flows from financing activities:
Proceeds from short-term notes payable	—	—	—	—	—
Payments on short-term notes payable	—	—	—	—	—
Proceeds from note payable to JBS USA	50,000	—	—	—	50,000
Proceeds from long-term debt	580,289	—	—	—	580,289
Payments on long-term debt	(455,931)	—	—	—	(455,931)
Proceeds from sale of common stock	—	—	—	—	—
Change in outstanding cash management obligations	—	—	—	—	—
Purchase of remaining interest in subsidiary	(2,504)	—	—	—	(2,504)
Payment of capitalized loan costs	(4,395)	—	—	—	(4,395)
Other financing activities	—	—	(538)	432	(106)

Cash provided by (used in) financing activities	167,459	—	(538)	432	167,353
Effect of exchange rate changes on cash and cash equivalents	—	—	330	—	330

Increase (decrease) in cash and cash equivalents	(67,685)	—	(3,828)	—	(71,513)
Cash and cash equivalents, beginning of period	67,685	—	38,392	—	106,077

Cash and cash equivalents, end of period	$—	$—	$34,564	$—	$34,564

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Twenty-Six Weeks Ended June 27, 2010

(In thousands)

	Parent	Subsidiary Guarantor	Subsidiary Non-Guarantors	Eliminations/ Adjustments	Consolidation
Cash flows provided by (used in) operating activities:	(36,740)	1,392	21,520	(1,114)	(14,942)
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(63,387)	(1,392)	(2,664)	—	(67,443)
Purchases of investment securities	—	—	(5,865)	—	(5,865)
Proceeds from sale or maturity of investment securities	—	—	5,122	—	5,122
Proceeds from property sales and disposals	1,256	—	370	—	1,626

Cash used in investing activities	(62,131)	(1,392)	(3,037)	—	(66,560)
Cash flows from financing activities:
Proceeds from short-term notes payable	—	—	—	—	—
Payments on short-term notes payable	—	—	—	—	—
Proceeds from note payable to JBS USA	—	—	—	—	—
Proceeds from long-term debt	1,484,400	—	—	—	1,484,400
Payments on long-term debt	(2,315,373)	—	(36,267)	—	(2,351,640)
Proceeds from sale of common stock	800,000	—	—	—	800,000
Change in outstanding cash management obligations	—	—	—	—	—
Purchase of remaining interest in subsidiary	—	—	—	—	—
Payment of capitalized loan costs	(49,981)	—	—	—	(49,981)
Other financing activities	—	—	(1,355)	1,114	(241)

Cash provided by (used in) financing activities	(80,954)	—	(37,622)	1,114	(117,462)
Effect of exchange rate changes on cash and cash equivalents	—	—	(853)	—	(853)

Increase (decrease) in cash and cash equivalents	(179,825)	—	(19,992)	—	(199,817)
Cash and cash equivalents, beginning of period	183,315	—	52,985	—	236,300

Cash and cash equivalents, end of period	$3,490	$—	$32,993	$—	$36,483